Summary of Organization and Significant Accounting policies - Intangible Assets by Type and in Total (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 17,340	$ 9,960
Accumulated Amortization	(2,577)	(2,193)	(1,354)
Net Carrying Amount		15,147	8,606
Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		10,430	8,940
Accumulated Amortization		(1,604)	(1,092)
Net Carrying Amount		8,826	7,848
Reserve Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		5,890
Accumulated Amortization		(221)
Net Carrying Amount		5,669
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,020	1,020
Accumulated Amortization		(368)	(262)
Net Carrying Amount		$ 652	$ 758